Income Taxes (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
State and Local Income Tax Expense (Benefit), Continuing Operations, Total					$ 22,000	$ (126,000)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	$ (3,043,000)	$ 3,066,000	$ (7,938,000)	$ (18,499,000)	(24,544,000)	$ (56,592,000)
Operating Loss Carryforwards, Total					217,085,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total					$ 136,000,000
Operating Loss Carryforwards, Expiration, Beginning Year					2027
Operating Loss Carryforwards, Expiration, Ending Year					2037